8. Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Pre-tax income at statutory rate (34%)	$ 2,509	$ 2,251	$ 622
Differences:
Tax exempt interest income	(1,168)	(1,052)	(721)
Nondeductible interest and other expense	52	62	58
Cash surrender value of life insurance	(149)	(101)	(87)
State taxes, net of federal benefits	324	233	(8)
Nondeductible capital losses	0	49	99
Other, net	19	21	26
Total	$ 1,587	$ 1,463	$ (11)